Retirement Benefits Plan - Additional information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Employee benefits [Abstract]
Total cost charged to profit or loss	$ 525	$ 434